INCOME TAXES (BENEFIT) (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income (loss) from operations before income taxes:
Domestic	¥ (315,434)	¥ 993,179	¥ 2,312,763
Foreign	(233,769)	57,216	61,316
Income (loss) before income taxes	(549,203)	1,050,395	2,374,079
Income taxes-current
Domestic	20,325	267,982	996,521
Foreign	2,974	29,417	14,819
Total	23,299	297,399	1,011,340
Income taxes-deferred (benefit)
Domestic	(93,394)	142,028	(6,609)
Foreign	(35,556)	10,457	(1,290)
Total	(128,950)	152,485	(7,899)
Income tax expenses (benefits) attributable to operations	(105,651)	449,884	1,003,441
Income tax expenses attributable to other comprehensive income	753	890	20,656
Deferred Tax Asset
Impairment loss on investments in securities	44,381	44,381
Depreciation and amortization	4,845	11,441
Accrued municipal governments tax	2,001	12,088
Research and development cost for internal use software	549	1,224
Deferred revenue	4,803	5,911
Accrued bonus	30,738	29,473
Accrued vacation	18,057	14,215
Asset retirement obligations	15,805	7,344
Operating loss carryforwards	215,825	20,933
Accounts payable		27,472
Share-based compensation expense	14,776	4,845
Research and development tax credit	16,262
Others	10,013	15,854
Total	378,055	195,181
Valuation allowance	(57,324)	(22,856)	(801)	(22,931)
Total	320,731	172,325
Deferred Tax Liability
Depreciation and amortization	49,039	52,209
Unrealized gain on available-for-sale securities	47,720	56,775
IPO Costs		103,953
Unrealized foreign exchange gains		23,983
Others	21,269	11,425
Total	¥ 118,028	¥ 248,345